Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	260,441,859.56	16,884
Yield Supplement Overcollateralization Amount 09/30/24	5,000,831.57	0
Receivables Balance 09/30/24	265,442,691.13	16,884
Principal Payments	12,079,358.07	305
Defaulted Receivables	591,393.44	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	4,619,908.17	0
Pool Balance at 10/31/24	248,152,031.45	16,553

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.22%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,040,067.20	334
Past Due 61-90 days	1,815,393.83	88
Past Due 91-120 days	479,022.76	22
Past Due 121+ days	0.00	0
Total	9,334,483.79	444

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	367,443.07
Aggregate Net Losses/(Gains) - October 2024	223,950.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.01%
Prior Net Losses/(Gains) Ratio	-0.04%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.43%
Weighted Average Contract Rate, Yield Adjusted	5.90%
Weighted Average Remaining Term	33.54

Flow of Funds	$ Amount
Collections	13,397,017.47
Investment Earnings on Cash Accounts	11,101.20
Servicing Fee	(221,202.24)
Transfer to Collection Account	-
Available Funds	13,186,916.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	311,860.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	7,645,630.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	503,370.72

Total Distributions of Available Funds	13,186,916.43

Servicing Fee	221,202.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	255,797,661.63
Principal Paid	12,289,828.11
Note Balance @ 11/15/24	243,507,833.52

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-3
Note Balance @ 10/15/24	134,847,661.63
Principal Paid	12,289,828.11
Note Balance @ 11/15/24	122,557,833.52
Note Factor @ 11/15/24	40.0803956%

Class A-4
Note Balance @ 10/15/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	79,150,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	27,870,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	13,930,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	393,717.60
Total Principal Paid	12,289,828.11
Total Paid	12,683,545.71

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	186,539.27
Principal Paid	12,289,828.11
Total Paid to A-3 Holders	12,476,367.38

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4249470
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.2646470
Total Distribution Amount	13.6895940

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6100441
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.1917330
Total A-3 Distribution Amount	40.8017771

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	622.11
Noteholders' Principal Distributable Amount	377.89

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,322,098.97
Investment Earnings	9,346.92
Investment Earnings Paid	(9,346.92)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,468,520.42	$2,300,709.20	$2,045,358.87
Number of Extensions	220	113	104
Ratio of extensions to Beginning of Period Receivables Balance	1.68%	0.83%	0.70%